SELLING AND MARKETING EXPENSES - Schedule of Selling and Marketing Expenses (Details) - Selling and Marketing Expenses [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SELLING AND MARKETING EXPENSES - Schedule of Selling and Marketing Expenses (Details) [Line Items]
Employee compensation and benefits	$ 105,150	$ 170,493
Travel and promotion	134,238	43,653
Shipping and handling	123,272	70,765
Insurance	0	2,780
Consulting fee	379	6,384
Inspection and certification fees	47,099	4,713
Entertainment	29,675	27,362
Office and miscellaneous	6,060	3,494
Total	$ 445,872	$ 329,644